Long Term Debt (Details)		12 Months Ended
	Aug. 01, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Debt Instrument [Line Items]
Maximum total leverage ratio		2
Minimum coverage ratio		1.75
Minimum department of education financial composite score		1.5
Revolving credit facility, outstanding		$ 0	$ 0	$ 0
Commitment fees		$ 500,000	$ 400,000
Revolving Credit Facility | Minimum
Debt Instrument [Line Items]
Margin rate		1.50%
Unused commitment fee		0.20%
Revolving Credit Facility | Maximum
Debt Instrument [Line Items]
Margin rate		2.00%
Unused commitment fee		0.30%
Amended Credit Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Revolving credit facility, value	$ 250,000,000
Debt financing costs	$ 1,200,000
Debt instrument term	5 years
Prior Credit Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Revolving credit facility, value	$ 150,000,000